REVENUES - Impact of adoption of ASC Topic 606 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impact of adoption
Revenues	¥ 620,953	¥ 635,910	¥ 579,650
Cost of revenues	(110,118)	(105,528)	(110,492)
Deferred revenue	216,188	224,141	203,531	¥ 143,254
Information and analytics services
Impact of adoption
Revenues	311,855	303,352	268,548
Data services
Impact of adoption
Revenues	187,353	166,264	138,643
Analytics services
Impact of adoption
Revenues	124,502	137,088	129,905
Marketplace services
Impact of adoption
Revenues	309,098	332,558	311,102
Promotion services
Impact of adoption
Revenues	¥ 309,098	301,962	244,154
Listing services
Impact of adoption
Revenues		¥ 30,596	¥ 66,948